Accrued expenses and other current liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities [Abstract]
Accrued professional fees	$ 2,104	$ 389	$ 802
Accrued telecom and bandwidth fees	887	515	378
Accrued office expenses	1,673	751	255
Payable related to expired group buying coupons	721	854	17
Channel provider deposits	1,066	267
Government subsidy	753	191
Others	851	612	162
Total	$ 8,055	$ 3,579	$ 1,614